Note 14 - Financial Instruments - Currency Risk (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 138,893,215	$ 3,586,911
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	138,692,454	3,534,664
Currency risk, denominated in BRL [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	17,610	12,085
Currency risk, denominated in COP [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary assets	$ 183,151	$ 40,162